Prospectus Supplement                                           218181 9/04
dated September 14, 2004 to:

PUTNAM NEW OPPORTUNITIES FUND

Prospectuses dated October 30, 2003

The second and third paragraphs and table under the heading "Who manages the fund?" are replaced with the following:

Investment management teams. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large Cap Growth, Small and Emerging Growth and Mid Cap Growth Teams are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leaders        Since      Experience
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Kevin M. Divney          2004       1997 - Present      Putnam Management
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Paul E. Marrkand         2004       1987 - Present      Putnam Management
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Portfolio members        Since      Experience
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Brian. P. O'Toole        2002       2002 - Present      Putnam Management
                                    Prior to June 2002  Citigroup Asset
                                                        Management
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Richard B. Weed          2003       2000 - Present      Putnam Management
                                    Prior to Dec. 2002  State Street Global
                                                        Advisors
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